Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

J. Stephen Feinour, Jr.

(215) 564-8521

jfeinourjr@stradley.com

October 31, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	RevenueShares ETF Trust (the “Registrant”) File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained Post-Effective Amendment Nos. 24/26 to the Registrant’s Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission electronically on October 28, 2014

Please direct any questions or comments relating to this certification to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

cc:	Vincent T. Lowry Michael D. Mabry, Esquire Valerie Lithotomos

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